Distribution Date:	10/17/23	UBS Commercial Mortgage Trust 2017-C5
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2017-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276TAA2	2.139000%	20,482,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276TAB0	3.228000%	100,407,000.00	4,760,388.53	28,334.24	12,805.45	0.00	0.00	41,139.69	4,732,054.29	35.94%	30.00%
A-SB	90276TAC8	3.345000%	33,878,000.00	27,708,659.81	596,466.23	77,237.89	0.00	0.00	673,704.12	27,112,193.58	35.94%	30.00%
A-3	90276TAE4	3.439000%	40,000,000.00	40,000,000.00	0.00	114,633.33	0.00	0.00	114,633.33	40,000,000.00	35.94%	30.00%
A-4	90276TAF1	3.212000%	153,039,000.00	153,039,000.00	0.00	409,634.39	0.00	0.00	409,634.39	153,039,000.00	35.94%	30.00%
A-5	90276TAG9	3.474000%	172,576,000.00	172,576,000.00	0.00	499,607.52	0.00	0.00	499,607.52	172,576,000.00	35.94%	30.00%
A-S	90276TAK0	3.777000%	81,774,000.00	81,774,000.00	0.00	257,383.67	0.00	0.00	257,383.67	81,774,000.00	22.76%	19.00%
B	90276TAL8	4.100000%	29,737,000.00	29,737,000.00	0.00	101,601.42	0.00	0.00	101,601.42	29,737,000.00	17.97%	15.00%
C	90276TAM6	4.424806%	21,967,000.00	21,967,000.00	0.00	80,999.77	0.00	0.00	80,999.77	21,967,000.00	14.43%	12.05%
D	90276TAN4	4.424806%	11,151,000.00	11,151,000.00	0.00	41,117.51	0.00	0.00	41,117.51	11,151,000.00	12.63%	10.55%
D-RR	90276TAR5	4.424806%	15,203,000.00	15,203,000.00	0.00	56,058.61	0.00	0.00	56,058.61	15,203,000.00	10.18%	8.50%
E-RR	90276TAT1	4.424806%	14,868,000.00	14,868,000.00	0.00	54,823.35	0.00	0.00	54,823.35	14,868,000.00	7.79%	6.50%
F-RR	90276TAV6	4.424806%	15,797,000.00	15,797,000.00	0.00	58,248.89	0.00	0.00	58,248.89	15,797,000.00	5.24%	4.38%
G-RR	90276TAX2	4.424806%	7,434,000.00	7,434,000.00	0.00	27,411.68	0.00	0.00	27,411.68	7,434,000.00	4.04%	3.38%
NR-RR*	90276TAZ7	4.424806%	25,090,651.00	25,090,651.00	0.00	62,495.99	0.00	0.00	62,495.99	25,090,651.00	0.00%	0.00%
Z	90276TBB9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276TBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			743,403,651.00	621,105,699.34	624,800.47	1,854,059.47	0.00	0.00	2,478,859.94	620,480,898.87

X-A	90276TAH7	1.066967%	520,382,000.00	398,084,048.34	0.00	353,952.10	0.00	0.00	353,952.10	397,459,247.87
X-B	90276TAJ3	0.469234%	133,478,000.00	133,478,000.00	0.00	52,193.73	0.00	0.00	52,193.73	133,478,000.00
Notional SubTotal			653,860,000.00	531,562,048.34	0.00	406,145.83	0.00	0.00	406,145.83	530,937,247.87

Deal Distribution Total					624,800.47	2,260,205.30	0.00	0.00	2,885,005.77

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276TAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276TAB0	47.41092284	0.28219387	0.12753543	0.00000000	0.00000000	0.00000000	0.00000000	0.40972930	47.12872897
A-SB	90276TAC8	817.89538373	17.60629996	2.27988341	0.00000000	0.00000000	0.00000000	0.00000000	19.88618336	800.28908377
A-3	90276TAE4	1,000.00000000	0.00000000	2.86583325	0.00000000	0.00000000	0.00000000	0.00000000	2.86583325	1,000.00000000
A-4	90276TAF1	1,000.00000000	0.00000000	2.67666667	0.00000000	0.00000000	0.00000000	0.00000000	2.67666667	1,000.00000000
A-5	90276TAG9	1,000.00000000	0.00000000	2.89500000	0.00000000	0.00000000	0.00000000	0.00000000	2.89500000	1,000.00000000
A-S	90276TAK0	1,000.00000000	0.00000000	3.14750006	0.00000000	0.00000000	0.00000000	0.00000000	3.14750006	1,000.00000000
B	90276TAL8	1,000.00000000	0.00000000	3.41666678	0.00000000	0.00000000	0.00000000	0.00000000	3.41666678	1,000.00000000
C	90276TAM6	1,000.00000000	0.00000000	3.68733874	0.00000000	0.00000000	0.00000000	0.00000000	3.68733874	1,000.00000000
D	90276TAN4	1,000.00000000	0.00000000	3.68733836	0.00000000	0.00000000	0.00000000	0.00000000	3.68733836	1,000.00000000
D-RR	90276TAR5	1,000.00000000	0.00000000	3.68733868	0.00000000	0.00000000	0.00000000	0.00000000	3.68733868	1,000.00000000
E-RR	90276TAT1	1,000.00000000	0.00000000	3.68733858	0.00000000	0.00000000	0.00000000	0.00000000	3.68733858	1,000.00000000
F-RR	90276TAV6	1,000.00000000	0.00000000	3.68733874	0.00000000	0.00000000	0.00000000	0.00000000	3.68733874	1,000.00000000
G-RR	90276TAX2	1,000.00000000	0.00000000	3.68733925	0.00000000	0.00000000	0.00000000	0.00000000	3.68733925	1,000.00000000
NR-RR	90276TAZ7	1,000.00000000	0.00000000	2.49080783	1.19653093	17.68186206	0.00000000	0.00000000	2.49080783	1,000.00000000
Z	90276TBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276TBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276TAH7	764.98427759	0.00000000	0.68017745	0.00000000	0.00000000	0.00000000	0.00000000	0.68017745	763.78362024
X-B	90276TAJ3	1,000.00000000	0.00000000	0.39102871	0.00000000	0.00000000	0.00000000	0.00000000	0.39102871	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/23 - 09/30/23	30	0.00	12,805.45	0.00	12,805.45	0.00	0.00	0.00	12,805.45	0.00
A-SB	09/01/23 - 09/30/23	30	0.00	77,237.89	0.00	77,237.89	0.00	0.00	0.00	77,237.89	0.00
A-3	09/01/23 - 09/30/23	30	0.00	114,633.33	0.00	114,633.33	0.00	0.00	0.00	114,633.33	0.00
A-4	09/01/23 - 09/30/23	30	0.00	409,634.39	0.00	409,634.39	0.00	0.00	0.00	409,634.39	0.00
A-5	09/01/23 - 09/30/23	30	0.00	499,607.52	0.00	499,607.52	0.00	0.00	0.00	499,607.52	0.00
X-A	09/01/23 - 09/30/23	30	0.00	353,952.10	0.00	353,952.10	0.00	0.00	0.00	353,952.10	0.00
X-B	09/01/23 - 09/30/23	30	0.00	52,193.73	0.00	52,193.73	0.00	0.00	0.00	52,193.73	0.00
A-S	09/01/23 - 09/30/23	30	0.00	257,383.67	0.00	257,383.67	0.00	0.00	0.00	257,383.67	0.00
B	09/01/23 - 09/30/23	30	0.00	101,601.42	0.00	101,601.42	0.00	0.00	0.00	101,601.42	0.00
C	09/01/23 - 09/30/23	30	0.00	80,999.77	0.00	80,999.77	0.00	0.00	0.00	80,999.77	0.00
D	09/01/23 - 09/30/23	30	0.00	41,117.51	0.00	41,117.51	0.00	0.00	0.00	41,117.51	0.00
D-RR	09/01/23 - 09/30/23	30	0.00	56,058.61	0.00	56,058.61	0.00	0.00	0.00	56,058.61	0.00
E-RR	09/01/23 - 09/30/23	30	0.00	54,823.35	0.00	54,823.35	0.00	0.00	0.00	54,823.35	0.00
F-RR	09/01/23 - 09/30/23	30	0.00	58,248.89	0.00	58,248.89	0.00	0.00	0.00	58,248.89	0.00
G-RR	09/01/23 - 09/30/23	30	0.00	27,411.68	0.00	27,411.68	0.00	0.00	0.00	27,411.68	0.00
NR-RR	09/01/23 - 09/30/23	30	412,108.11	92,517.73	0.00	92,517.73	30,021.74	0.00	0.00	62,495.99	443,649.43
Totals			412,108.11	2,290,227.04	0.00	2,290,227.04	30,021.74	0.00	0.00	2,260,205.30	443,649.43

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,885,005.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,302,660.16	Master Servicing Fee	5,934.72
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,699.70
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	258.79
ARD Interest	0.00	Operating Advisor Fee	1,193.17
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	346.78
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,302,660.16	Total Fees	12,433.17

Principal		Expenses/Reimbursements
Scheduled Principal	624,800.47	Reimbursement for Interest on Advances	23.86
Unscheduled Principal Collections		ASER Amount	16,688.74
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,309.14
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	624,800.47	Total Expenses/Reimbursements	30,021.74

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,260,205.30
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	624,800.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,885,005.77
Total Funds Collected	2,927,460.63	Total Funds Distributed	2,927,460.68

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	621,105,699.34	621,105,699.34	Beginning Certificate Balance	621,105,699.34
(-) Scheduled Principal Collections	624,800.47	624,800.47	(-) Principal Distributions	624,800.47
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	620,480,898.87	620,480,898.87	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	621,306,168.34	621,306,168.34	Ending Certificate Balance	620,480,898.87
Ending Actual Collateral Balance	620,724,490.89	620,724,490.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	4,783,379.17	0.77%	47	5.0000	NAP	Defeased	1	4,783,379.17	0.77%	47	5.0000	NAP
5,000,000 or less	13	38,726,627.88	6.24%	47	4.8841	2.462728	1.40 or less	9	111,637,961.63	17.99%	32	4.7547	0.595403
5,000,001 to 10,000,000	14	113,701,741.23	18.32%	45	4.5827	2.031668	1.41 to 1.50	4	66,836,717.61	10.77%	48	4.6518	1.483138
10,000,001 to 15,000,000	12	152,512,298.38	24.58%	47	4.4835	2.066818	1.51 to 1.60	4	41,657,821.12	6.71%	47	4.7093	1.554101
15,000,001 to 20,000,000	4	76,056,516.51	12.26%	31	4.6335	2.120403	1.61 to 1.80	8	52,054,471.76	8.39%	47	4.6599	1.724178
20,000,001 to 25,000,000	3	68,426,699.88	11.03%	47	4.4814	1.903859	1.81 to 1.90	2	33,884,076.41	5.46%	46	4.5174	1.866845
25,000,001 to 30,000,000	2	58,000,000.00	9.35%	(1)	3.8833	2.597931	1.91 to 2.00	1	1,977,160.31	0.32%	49	5.1352	1.990000
30,000,001 to 35,000,000	1	31,413,635.82	5.06%	48	4.6100	1.480000	2.01 to 2.25	3	49,660,000.00	8.00%	48	4.1703	2.180483
35,000,001 or greater	2	76,860,000.00	12.39%	48	4.0752	3.278100	2.26 to 2.50	3	45,313,815.40	7.30%	20	4.7285	2.339526
Totals	52	620,480,898.87	100.00%	40	4.4485	2.240066	2.51 or greater	17	212,675,495.46	34.28%	41	4.0967	3.670798
							Totals	52	620,480,898.87	100.00%	40	4.4485	2.240066
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	4,783,379.17	0.77%	47	5.0000	NAP	South Carolina	6	9,764,920.70	1.57%	47	4.0405	2.246394
Alabama	3	6,428,109.95	1.04%	48	4.6272	1.816010	Tennessee	1	6,956,571.16	1.12%	48	5.3140	1.260000
Arizona	2	2,123,222.18	0.34%	48	4.6100	1.480000	Texas	16	37,719,430.82	6.08%	48	4.5422	1.735215
California	8	103,857,096.16	16.74%	33	4.0992	2.679147	Utah	4	25,142,134.07	4.05%	47	4.5835	3.539861
Cayman Islands	1	19,051,983.44	3.07%	(15)	5.4485	2.290000	Virginia	1	3,318,738.00	0.53%	47	3.9930	2.180000
Colorado	1	1,806,054.39	0.29%	48	4.3790	2.720000	Washington	1	40,000,000.00	6.45%	49	4.1510	4.290000
Delaware	1	21,818,886.45	3.52%	49	5.2180	0.640000	West Virginia	1	7,470,000.00	1.20%	48	4.3590	2.630000
Florida	6	19,887,007.98	3.21%	46	4.8406	1.841240	Wisconsin	5	25,392,687.00	4.09%	47	4.1072	2.320355
Georgia	6	8,154,108.02	1.31%	48	4.8590	1.502278	Totals	117	620,480,898.87	100.00%	40	4.4485	2.240066
Illinois	4	7,452,115.14	1.20%	48	4.7124	1.712456
									Property Type³
Indiana	2	13,389,525.92	2.16%	48	4.6617	1.882657
Kansas	4	6,781,531.98	1.09%	48	4.6216	1.836698		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	6	20,560,163.22	3.31%	48	4.7356	1.639316		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	8,966,643.42	1.45%	45	4.5300	1.850000	Defeased	1	4,783,379.17	0.77%	47	5.0000	NAP
Michigan	1	7,500,000.00	1.21%	49	3.6700	2.820000	Industrial	13	44,068,845.57	7.10%	48	4.2794	2.609333
Minnesota	3	3,550,538.73	0.57%	48	4.3790	2.720000	Lodging	12	133,678,138.76	21.54%	37	4.8563	1.583531
Nevada	1	14,695,368.37	2.37%	45	4.2591	2.770000	Mixed Use	2	33,769,543.34	5.44%	12	4.3556	1.035384
New Jersey	13	44,009,533.98	7.09%	47	4.3554	2.206639	Multi-Family	3	21,532,668.79	3.47%	48	4.3773	2.167121
New Mexico	1	13,683,726.65	2.21%	46	4.9900	1.580000	Office	33	211,484,217.45	34.08%	41	4.2152	3.003918
New York	6	88,088,947.61	14.20%	27	4.2281	1.975899	Retail	52	169,089,333.38	27.25%	44	4.4690	1.963953
North Carolina	1	5,483,639.66	0.88%	49	4.6037	1.770000	Self Storage	1	2,074,772.86	0.33%	48	4.8760	3.180000
Ohio	5	19,559,351.16	3.15%	48	4.5217	1.699502	Totals	117	620,480,898.87	100.00%	40	4.4485	2.240066
Oklahoma	1	2,195,394.28	0.35%	48	4.4192	1.500000
Oregon	2	14,890,089.71	2.40%	48	4.8694	0.746472
Pennsylvania	1	6,000,000.00	0.97%	49	4.9400	2.150000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,783,379.17	0.77%	47	5.0000	NAP	Defeased	1	4,783,379.17	0.77%	47	5.0000	NAP
	3.5000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5001% to 4.0000%	8	109,750,000.00	17.69%	34	3.7503	3.620022	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	13	233,648,280.51	37.66%	40	4.2650	2.308443	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	20	187,800,937.25	30.27%	47	4.6850	1.701963	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	10	84,498,301.94	13.62%	34	5.3063	1.490837	49 months or greater	51	615,697,519.70	99.23%	40	4.4443	2.245039
	Totals	52	620,480,898.87	100.00%	40	4.4485	2.240066	Totals	52	620,480,898.87	100.00%	40	4.4485	2.240066
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,783,379.17	0.77%	47	5.0000	NAP	Defeased	1	4,783,379.17	0.77%	47	5.0000	NAP
	83 months or less	51	615,697,519.70	99.23%	40	4.4443	2.245039	Interest Only	15	205,990,000.00	33.20%	32	4.0147	2.748332
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	36	409,707,519.70	66.03%	44	4.6602	1.991996
	Totals	52	620,480,898.87	100.00%	40	4.4485	2.240066	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	620,480,898.87	100.00%	40	4.4485	2.240066
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	4,783,379.17	0.77%	47	5.0000	NAP			No outstanding loans in this group
Underwriter's Information		11	137,397,198.98	22.14%	38	4.3093	2.782077
	12 months or less	34	375,808,112.21	60.57%	40	4.5147	2.128807
	13 months to 24 months	5	82,877,675.44	13.36%	47	4.3285	1.975261
	25 months or greater	1	19,614,533.07	3.16%	45	4.5300	1.850000
	Totals	52	620,480,898.87	100.00%	40	4.4485	2.240066
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2C1A	30313384	OF	Burbank	CA	Actual/360	3.541%	88,525.00	0.00	0.00	N/A	10/06/24	--	30,000,000.00	30,000,000.00	10/06/23
1A2C2C	30313385				Actual/360	3.541%	29,508.33	0.00	0.00	N/A	10/06/24	--	10,000,000.00	10,000,000.00	10/06/23
4	30313386	OF	Bellevue	WA	Actual/360	4.151%	138,366.67	0.00	0.00	11/07/27	01/30/33	--	40,000,000.00	40,000,000.00	10/07/23
5	30313389	RT	Various	Various	Actual/360	3.993%	122,651.65	0.00	0.00	N/A	09/01/27	--	36,860,000.00	36,860,000.00	10/01/23
6	30313390	OF	Various	Various	Actual/360	4.610%	120,906.33	58,728.43	0.00	N/A	10/06/27	--	31,472,364.25	31,413,635.82	10/06/23
7	30313396	Various New York		NY	Actual/360	4.250%	99,166.67	0.00	0.00	N/A	08/06/22	--	28,000,000.00	28,000,000.00	04/06/23
8A2C2	30313397	OF	New York	NY	Actual/360	3.752%	34,249.11	0.00	0.00	N/A	08/09/27	--	10,955,206.29	10,955,206.29	10/09/23
8A2C2A	30313399				Actual/360	3.752%	5,439.09	0.00	0.00	N/A	08/09/27	--	1,739,793.71	1,739,793.71	10/09/23
8A2C3	30313398				Actual/360	3.752%	34,249.11	0.00	0.00	N/A	08/09/27	--	10,955,206.29	10,955,206.29	10/09/23
8A2C3A	30313400				Actual/360	3.752%	5,439.09	0.00	0.00	N/A	08/09/27	--	1,739,793.71	1,739,793.71	10/09/23
9	30313401	Various Totowa		NJ	Actual/360	4.205%	86,293.60	36,033.66	0.00	N/A	10/05/27	--	24,625,998.30	24,589,964.64	10/05/23
10	30313403	LO	Westlake Village	CA	Actual/360	4.060%	74,647.91	45,572.30	0.00	N/A	06/06/27	--	22,063,421.09	22,017,848.79	10/06/23
11	30313404	LO	Wilmington	DE	Actual/360	5.218%	95,036.75	37,016.85	0.00	N/A	11/06/27	--	21,855,903.30	21,818,886.45	10/06/23
12A3A	30299014	IN	Various	Various	Actual/360	4.359%	41,047.25	0.00	0.00	N/A	10/05/27	--	11,300,000.00	11,300,000.00	10/06/23
12A3B	30299015				Actual/360	4.359%	36,325.00	0.00	0.00	N/A	10/05/27	--	10,000,000.00	10,000,000.00	10/06/23
13	30313406	LO	Grand Cayman	CY	Actual/360	5.449%	86,648.82	31,909.21	0.00	N/A	07/06/22	07/06/25	19,083,892.65	19,051,983.44	10/01/23
14	30299010	RT	Various	Various	Actual/360	4.379%	72,983.33	0.00	0.00	N/A	10/06/27	--	20,000,000.00	20,000,000.00	10/06/23
15	30298883	LO	Various	Various	Actual/360	4.530%	74,148.84	27,545.04	0.00	N/A	07/06/27	--	19,642,078.11	19,614,533.07	10/06/23
16A12	30313407	LO	Berkeley	CA	Actual/360	4.820%	35,622.87	13,677.90	0.00	N/A	09/06/27	--	8,868,765.39	8,855,087.49	10/06/23
16A13	30313408				Actual/360	4.820%	35,622.87	13,677.91	0.00	N/A	09/06/27	--	8,868,764.93	8,855,087.02	10/06/23
17	30313409	OF	New York	NY	Actual/360	4.150%	60,140.42	0.00	0.00	N/A	09/06/27	--	17,390,000.00	17,390,000.00	10/06/23
18	30313411	RT	Westlake	OH	Actual/360	4.710%	54,775.13	23,889.58	0.00	N/A	11/06/27	--	13,955,445.87	13,931,556.29	10/06/23
19	30313412	OF	Reno	NV	Actual/360	4.259%	52,233.84	21,636.73	0.00	N/A	07/06/27	--	14,717,005.10	14,695,368.37	10/06/23
20	30313413	MU	San Diego	CA	Actual/360	4.500%	53,594.82	22,407.97	0.00	N/A	10/06/27	--	14,291,951.31	14,269,543.34	10/03/23
21	30313415	LO	Princeton	NJ	Actual/360	4.551%	55,873.63	20,584.39	0.00	N/A	07/06/27	--	14,732,665.42	14,712,081.03	10/06/23
22	30298990	RT	Various	Various	Actual/360	4.419%	49,490.60	25,793.75	0.00	N/A	10/06/27	--	13,438,795.70	13,413,001.95	10/06/23
23A4	30313417	RT	South Jordan	UT	Actual/360	4.586%	34,226.52	16,955.48	0.00	N/A	08/06/27	--	8,955,524.35	8,938,568.87	09/06/23
23A5A	30313418				Actual/360	4.586%	17,113.26	8,477.74	0.00	N/A	08/06/27	--	4,477,762.17	4,469,284.43	09/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	30313419	RT	Albuquerque	NM	Actual/360	4.990%	56,993.39	22,097.68	0.00	N/A	08/06/27	--	13,705,824.33	13,683,726.65	10/06/23
25	30313420	MF	Fort Wayne	IN	Actual/360	4.693%	47,218.79	18,335.68	0.00	N/A	10/06/27	--	12,073,844.16	12,055,508.48	10/06/23
26	30313421	OF	Melville	NY	Actual/360	5.200%	49,348.48	19,564.94	0.00	N/A	09/05/27	--	11,388,111.21	11,368,546.27	10/05/23
28	30313423	OF	Portland	OR	Actual/360	4.450%	41,497.15	17,689.80	0.00	N/A	10/06/27	--	11,190,243.22	11,172,553.42	09/06/22
29	30299149	RT	Murrieta	CA	Actual/360	4.577%	37,657.26	13,469.81	0.00	N/A	11/01/27	--	9,872,998.87	9,859,529.06	10/01/23
30	30313426	LO	Tallahassee	FL	Actual/360	5.100%	34,423.30	21,077.22	0.00	N/A	07/06/27	--	8,099,600.77	8,078,523.55	10/06/23
31	30313427	RT	Covington	LA	Actual/360	4.530%	31,705.33	13,039.98	0.00	N/A	11/01/27	--	8,398,763.04	8,385,723.06	10/01/23
32	30299062	OF	Baton Rouge	LA	Actual/360	5.224%	34,839.43	13,613.97	0.00	N/A	10/06/27	--	8,002,625.33	7,989,011.36	10/06/23
33	30299025	LO	Smyrna	TN	Actual/360	5.314%	30,882.89	17,359.47	0.00	N/A	10/06/27	--	6,973,930.63	6,956,571.16	10/06/23
34	30313428	MF	Shelby Township	MI	Actual/360	3.670%	22,937.50	0.00	0.00	N/A	11/01/27	--	7,500,000.00	7,500,000.00	10/01/23
35	30299141	RT	Frisco	TX	Actual/360	4.452%	25,230.83	0.00	0.00	N/A	11/01/27	--	6,800,000.00	6,800,000.00	10/01/23
36	30299082	RT	Durham	NC	Actual/360	4.604%	21,076.69	10,208.11	0.00	N/A	11/06/27	--	5,493,847.77	5,483,639.66	10/06/23
37	30313429	OF	Ridley Township	PA	Actual/360	4.940%	24,700.00	0.00	0.00	11/06/27	09/06/32	--	6,000,000.00	6,000,000.00	09/06/23
38	30313430	OF	Tampa	FL	Actual/360	5.000%	19,966.10	8,485.45	0.00	N/A	09/06/27	--	4,791,864.62	4,783,379.17	10/06/23
39	30313431	RT	Waco	TX	Actual/360	4.560%	18,084.69	7,428.14	0.00	N/A	09/06/27	--	4,759,128.90	4,751,700.76	10/06/23
40	30313432	RT	Pace	FL	Actual/360	4.890%	17,558.62	7,887.10	0.00	N/A	06/06/27	--	4,308,864.22	4,300,977.12	10/06/23
41	30299108	OF	Riverton	UT	Actual/360	4.964%	17,578.33	5,410.49	0.00	N/A	11/06/27	--	4,249,393.66	4,243,983.17	10/06/23
42	30313433	LO	Portland	OR	Actual/360	6.130%	19,033.13	8,362.27	0.00	N/A	11/05/27	--	3,725,898.56	3,717,536.29	10/05/23
43	30313434	RT	Montgomery	AL	Actual/360	4.820%	13,765.00	5,429.43	0.00	N/A	10/06/27	--	3,426,971.84	3,421,542.41	10/06/23
44	30299055	RT	Grovetown	GA	Actual/360	5.392%	11,680.80	4,309.31	0.00	N/A	10/06/27	--	2,599,392.42	2,595,083.11	10/06/23
45	30299083	RT	Elmhurst	IL	Actual/360	4.916%	11,265.83	0.00	0.00	N/A	11/06/27	--	2,750,000.00	2,750,000.00	10/06/23
47	30313436	SS	Crystal River	FL	Actual/360	4.876%	8,445.64	3,727.55	0.00	N/A	10/06/27	--	2,078,500.41	2,074,772.86	10/06/23
48	30313437	MF	Lawrence	KS	Actual/360	5.135%	8,475.47	3,397.13	0.00	N/A	11/06/27	--	1,980,557.44	1,977,160.31	10/06/23
49	30313438	RT	Aroma Park	IL	Actual/360	5.040%	3,969.00	0.00	0.00	11/06/27	11/06/32	--	945,000.00	945,000.00	10/06/23
Totals							2,302,660.16	624,800.47	0.00				621,105,699.34	620,480,898.87
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2C1A	64,140,147.94	51,275,641.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2C2C	64,140,147.94	51,275,641.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,297,352.00	17,019,865.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,854,670.34	996,073.14	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	23,892,869.05	18,839,114.04	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(617,813.82)	125,524.80	01/01/23	03/31/23	01/11/23	0.00	0.00	98,297.50	601,358.34	0.00	0.00
8A2C2	61,864,404.49	60,236,089.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C2A	61,864,404.49	60,236,089.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C3	61,864,404.49	60,236,089.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C3A	61,864,404.49	60,236,089.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,060,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,621,553.23	3,867,278.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,547,815.38	1,464,055.04	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3A	9,768,557.00	13,289,052.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3B	9,768,557.00	13,289,052.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,476,398.48	15,054,640.00	01/01/23	06/30/23	11/07/22	0.00	0.00	0.00	0.00	0.00	0.00
14	52,610,558.16	28,825,580.92	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,986,391.31	486,788.50	01/01/23	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A12	2,828,541.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A13	2,828,541.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	5,355,226.38	5,239,064.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,812,194.33	1,790,017.38	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	11,955,550.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,325,105.81	3,042,371.61	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,112,831.82	4,261,137.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	4,606,669.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A4	6,773,900.00	6,896,421.46	01/01/23	06/30/23	--	0.00	0.00	50,453.96	50,453.96	0.00	0.00
23A5A	6,773,900.00	6,896,421.46	01/01/23	06/30/23	--	0.00	0.00	25,226.97	25,226.97	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	2,166,540.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,355,799.17	1,432,682.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	2,235.13	0.00
26	1,021,982.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	94,215.66	0.00	--	--	05/11/23	4,554,062.98	172,263.61	41,894.40	590,662.97	0.00	0.00
29	1,756,461.67	1,117,568.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,180,847.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	817,811.67	898,790.28	01/31/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	870,050.27	986,020.08	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	856,087.83	817,167.51	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	844,312.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	745,978.64	745,036.28	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	651,576.79	179,100.17	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	661,499.77	0.00	--	--	--	0.00	0.00	24,675.00	24,675.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	362,545.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	513,255.49	544,489.61	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	493,130.94	500,151.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,127,854.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	542,292.33	436,224.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	276,220.27	61,291.08	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	255,701.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	451,770.16	474,081.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	268,052.51	75,508.53	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	88,258.56	22,064.64	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	579,779,825.92	493,168,278.95				4,554,062.98	172,263.61	240,547.84	1,292,377.24	2,235.13	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	0	0.00	1	11,172,553.42	1	11,172,553.42	0	0.00	0	0.00	0	0.00	0		4.448547%	4.424529%	40
09/15/23	0	0.00	0	0.00	1	11,190,243.22	1	11,190,243.22	0	0.00	0	0.00	0	0.00	0	0.00	4.448828%	4.424806%	41
08/17/23	0	0.00	0	0.00	1	11,206,487.53	1	11,206,487.53	0	0.00	0	0.00	0	0.00	0	0.00	4.449084%	4.425059%	42
07/17/23	0	0.00	0	0.00	1	11,222,669.83	1	11,222,669.83	0	0.00	0	0.00	0	0.00	0	0.00	4.449339%	4.425310%	43
06/16/23	0	0.00	0	0.00	1	11,240,174.47	1	11,240,174.47	0	0.00	0	0.00	0	0.00	0	0.00	4.449615%	4.425582%	44
05/17/23	0	0.00	0	0.00	1	11,256,228.18	1	11,256,228.18	0	0.00	1	19,201,502.13	0	0.00	0	0.00	4.449866%	4.425830%	45
04/17/23	0	0.00	0	0.00	1	11,273,608.83	1	11,273,608.83	0	0.00	0	0.00	0	0.00	0	0.00	4.450139%	4.426098%	46
03/17/23	0	0.00	0	0.00	1	11,289,534.91	1	11,289,534.91	0	0.00	0	0.00	0	0.00	0	0.00	4.450386%	4.426343%	47
02/17/23	0	0.00	0	0.00	1	11,309,578.15	1	11,309,578.15	0	0.00	0	0.00	0	0.00	0	0.00	4.450702%	4.426654%	48
01/18/23	0	0.00	0	0.00	1	11,325,366.92	1	11,325,366.92	0	0.00	0	0.00	0	0.00	0	0.00	4.450946%	4.426895%	49
12/16/22	0	0.00	0	0.00	1	11,341,095.42	1	11,341,095.42	0	0.00	0	0.00	0	0.00	0	0.00	4.451189%	4.427134%	50
11/18/22	0	0.00	0	0.00	1	11,358,162.52	1	11,358,162.52	0	0.00	0	0.00	0	0.00	0	0.00	4.451453%	4.427395%	51
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
7	30313396	04/06/23	5	5	98,297.50	601,358.34	23,833.70		28,000,000.00	07/01/22	4
23A4	30313417	09/06/23	0	B	50,453.96	50,453.96	0.00		8,955,524.35
23A5A	30313418	09/06/23	0	B	25,226.97	25,226.97	0.00		4,477,762.17
28	30313423	09/06/22	12	6	41,894.40	590,662.97	7,886.43		11,390,712.22	01/01/22	98		04/14/22
37	30313429	09/06/23	0	B	24,675.00	24,675.00	0.00		6,000,000.00
Totals					240,547.84	1,292,377.24	31,720.13		58,823,998.74
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		28,000,000	0	28,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		40,000,000	40,000,000	0		0
13 - 24 Months		19,051,983	19,051,983	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		400,015,901	388,843,348	0		11,172,553
49 - 60 Months		86,468,014	86,468,014	0		0
> 60 Months		46,945,000	46,945,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	620,480,899	581,308,345	0	0	39,172,553	0
Sep-23	621,105,699	581,915,456	0	0	39,190,243	0
Aug-23	621,679,947	582,473,460	0	0	39,206,488	0
Jul-23	622,251,867	583,029,198	0	0	39,222,670	0
Jun-23	622,869,720	583,629,545	0	0	39,240,174	0
May-23	623,436,817	584,180,589	0	0	39,256,228	0
Apr-23	624,050,020	593,543,676	0	0	30,506,344	0
Mar-23	624,612,333	613,322,798	0	0	11,289,535	0
Feb-23	625,318,077	614,008,499	0	0	11,309,578	0
Jan-23	625,875,248	586,549,881	0	0	39,325,367	0
Dec-22	626,430,162	587,089,066	0	0	39,341,095	0
Nov-22	627,031,621	587,673,458	0	0	39,358,163	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30313396	28,000,000.00	28,000,000.00	32,800,000.00	08/16/22	123,119.05	0.41000	03/31/23	08/06/22	I/O
13	30313406	19,051,983.44	19,051,983.44	160,300,000.00	09/16/22	12,430,440.00	2.29000	06/30/23	07/06/22	284
28	30313423	11,172,553.42	11,390,712.22	8,500,000.00	04/01/23	(14,432.34)	(0.02000)	12/31/22	10/06/27	288
Totals		58,224,536.86	58,442,695.66	201,600,000.00		12,539,126.71

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30313396	Various	NY	07/01/22	4

9/11/2023- Loan transferred to new special servicer effective 5/5/23; SS transfer date 7/1/22 for imminent maturity default leading up to the maturity date of 8/6/22. Collateral is a two-property mixed use portfolio in Manhattan in between Chelsea and the West Village. Discussions with Borrower regarding possible extension are ongoing. Special servicer also evaluating other resolution options.

13	30313406	LO	CY	07/01/22	4

9/13/2023 - Loan transferred to special servicing due to a maturity default. The Borrower requested a four year extension. After several rounds of negotiations, the Borrower and Lender agreed to terms to a three year extension. The extension closed in Apr il 2023 and the loan is no longer in default. The loan will be returned to Master Servicing once post closing items have been completed.

28	30313423	OF	OR	01/01/22	98

9/11/2023- Loan transferred to new special servicer effective 5/5/23; SS transfer date 1/1/22 for imminent monetary default. Interest currently paid to 10/6/22. Collateral is two adjacent office buildings with combined net rentable space of +/- 76k

SF ind owntown Portland, OR. Current occupancy +/- 40%. A receiver was approved by the court on 4/25/22. Cash flow from the asset does generally cover operating expenses, but with little excess. Attempts to lease the property have thus far been unsuccessful. The special servicing asset manager visited the site in August 2023. The collateral itself was found to be in average condition, but with a challenging location. Expectation that the receiver will market the asset for sale launching in September 2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30313389	0.00	3.99300%	0.00	3.99300%	8	06/23/22	06/23/22	07/14/22
11	30313404	0.00	5.21800%	0.00	5.21800%	8	06/07/21	05/06/20	06/25/21
13	30313406	0.00	5.44850%	0.00	5.44850%	8	04/26/23	04/26/23	05/08/23
15	30298883	20,000,000.00	4.53000%	20,000,000.00	4.53000%	8	06/02/20	06/05/20	06/05/20
16A12	30313407	0.00	4.82000%	0.00	4.82000%	8	06/16/21	06/16/21	06/29/21
16A13	30313408	0.00	4.82000%	0.00	4.82000%	8	06/16/21	06/16/21	06/29/21
17	30313409	17,390,000.00	4.15000%	17,390,000.00	4.15000%	8	05/07/20	05/06/20	05/15/20
21	30313415	15,000,000.00	4.55100%	15,000,000.00	4.55100%	8	05/20/20	06/05/20	05/28/20
30	30313426	8,853,448.10	5.10000%	8,853,448.10	5.10000%	8	05/07/20	05/07/20	05/14/20
30	30313426	0.00	5.10000%	0.00	5.10000%	10	09/01/21	11/06/20	11/24/21
Totals		52,390,000.00		52,390,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,833.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,975.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	16,688.74	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.30	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16.56	0.00	0.00	0.00
Total	0.00	0.00	13,309.14	0.00	0.00	16,688.74	0.00	0.00	23.86	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		30,021.74

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27